Debt - Additional Information (Details) - PREDECESSOR MILLROSE BUSINESS [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Debt	$ 24,188	$ 32,607
Debt Instrument, Interest rate, Effective percentage	0.00%